Schedule of Time Deposits Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deposits From Banking Clients [Line Items]
2015	¥ 658,234
2016	153,138
2017	83,014
2018	28,240
2019	58,556
Total	¥ 981,182	¥ 885,482